Share-based awards and other equity instruments - Share-based compensation expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	€ 4,896	€ 4,186	€ 8,015	€ 7,687
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	71	70	121	120
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	299	345	525	677
Technology and content
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,065	1,146	1,729	2,181
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	€ 3,461	€ 2,625	€ 5,640	€ 4,709